Goodwill	12 Months Ended
Jun. 30, 2014
GOODWILL [Abstract]
Goodwill
9.	GOODWILL

The Group did not have any goodwill as of June 30, 2012. As a result of the acquisition of CJOL in June 2014 (see Note 16), the acquired assets and liabilities of CJOL are consolidated at their historical carrying amount by the Company in its consolidated financial statements started from February 19, 2013, including the goodwill that arose from SEEK’s acquisition of CJOL in May 2011. The changes in the carrying amount of goodwill for the years ended June 30, 2013 and 2014 were as follows:

Balance
RMB
Balance as of June 30, 2012	—
Consolidation of CJOL (see Note 16)	62,548

Balance as of June 30, 2013	62,548

Balance as of June 30, 2014	62,548